Other Comprehensive Income	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Other Comprehensive Income

NOTE 5—OTHER COMPREHENSIVE INCOME

The following table presents the changes in each component of accumulated other comprehensive loss, net of tax, as of December 31, 2013 and December 31, 2012.

	For the Year Ended December 31, 2013			For the Year Ended December 31, 2012
	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total
Beginning balance	$5,849	$(7,496)	$(1,647)	$5,461	$(5,629)	$(168)
Other comprehensive income (loss) before reclassifications	(5,373)	—	(5,373)	414	—	414
Amounts reclassified from accumulated other comprehensive income (loss)	(135)	2,908	2,773	(26)	(1,867)	(1,893)
Net current-period other comprehensive income (loss)	(5,508)	2,908	(2,600)	388	(1,867)	(1,479)

Ending balance	$341	$(4,588)	$(4,247)	$5,849	$(7,496)	$(1,647)

Amounts in parentheses indicate debits.

The following table presents the amounts reclassified out of each component of accumulated other comprehensive loss as of December 31, 2013 and December 31, 2012:

	Amount Reclassified from Accumulated Other Comprehensive Loss (a)
Details about Accumulated Other Comprehensive Loss Components	For the year ended December 31, 2013		For the year ended December 31, 2012	Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains and losses on available-for-sale securities	$204		$40	Net gain on sale of securities
Tax effect	(69)		(14)	Income tax expense
	135		26	Net of tax
Amortization of defined benefit pension items
Actuarial gains/(losses)	(4,406	)(b)	2,829 (b)	Salaries, wages and benefits
Tax effect	1,498		(962)	Income tax expense
	(2,908)		1,867	Net of tax
Total reclassifications for the period	$(2,773)		$1,893	Net of tax

(a)	Amounts in parentheses indicate debits to profit/loss.
(b)	These accumulated other comprehensive income components are included in the computation of net periodic pension cost.